Consolidated Statements of Operations and Other Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental income	$ 118,145	$ 115,577	$ 115,353
Tenant recoveries	39,325	42,598	41,515
Other property income	1,948	2,020	4,439
Fee income from unconsolidated joint ventures	6,027	3,578	3,330
Total revenues	165,445	163,773	164,637
Expenses:
Property operating expenses	27,602	30,859	28,650
Real estate tax expense	28,174	32,313	30,160
Depreciation and amortization	49,875	43,765	44,649
Provision for asset impairment	5,223	18,190	4,696
General and administrative expenses	14,655	13,735	12,639
Total expenses	125,529	138,862	120,794
Operating income	39,916	24,911	43,843
Other income	2,438	4,563	2,813
Gain on sale of investment properties			341
Gain (loss) from change in control of investment properties	(1,400)	5,018
Gain on sale of joint venture interest	1,366	4,555	2,766
Gain on extinguishment of debt		1,481	8,977
Impairment of investment securities			(2,660)
Interest expense	(41,580)	(36,052)	(33,888)
Income before income tax benefit (expense) of taxable REIT subsidiaries, equity in loss of unconsolidated joint ventures and discontinued operations	740	4,476	22,192
Income tax benefit (expense) of taxable REIT subsidiaries	632	(719)	513
Equity in loss of unconsolidated joint ventures	(8,124)	(4,365)	(16,494)
Income (loss) from continuing operations	(6,752)	(608)	6,211
Income (loss) from discontinued operations	(302)	2,132	3,415
Net income (loss)	(7,054)	1,524	9,626
Less: Net income attributable to the noncontrolling interest	(130)	(306)	(417)
Net income (loss) attributable to Inland Real Estate Corporation	(7,184)	1,218	9,209
Dividends on preferred shares	(948)
Net income (loss) attributable to common stockholders	(8,132)	1,218	9,209
Other comprehensive income (expense):
Unrealized gain (loss) on investment securities	(1,053)	1,549	3,068
Reversal of unrealized (gain) loss to realized (gain) loss on investment securities	(1,191)	(2,080)	2,660
Unrealized gain (loss) on derivative instruments	(6,304)	(2,031)	217
Comprehensive income (loss)	$ (16,680)	$ (1,344)	$ 15,154
Basic and diluted earnings attributable to common shares per weighted average common share:
Income (loss) from continuing operations (in dollars per share)	$ (0.09)	$ (0.01)	$ 0.08
Income from discontinued operations (in dollars per share)		$ 0.02	$ 0.04
Net income (loss) attributable to common stockholders per weighted average common share - basic and diluted (in dollars per share)	$ (0.09)	$ 0.01	$ 0.12
Weighted average number of common shares outstanding - basic (in shares)	88,530	85,951	78,441
Weighted average number of common shares outstanding - diluted (in shares)	88,530	85,951	78,504